Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
17. Related Party Transactions
Mudrick Capital Management L.P.
In the first quarter of 2024, Mr. Jason Mudrick joined the Company’s Board of Directors. Mr. Mudrick holds an interest in Mudrick Capital Management L.P.; for which the Company has issued convertible debt and notes payables described in Note 9—Notes Payable and Note 18—Subsequent Events. As Mr. Mudrick is now a member of the Board of Directors, these transactions are now considered related party transactions.

19. Related Party Transactions
Mudrick Capital Management L.P.
In December 2022, pursuant to the convertible note subscription agreement, dated May 11, 2022, as amended December 8, 2022, by and among InterPrivate II and Mudrick Capital Management L.P. on behalf of certain funds, investors, entities or accounts that are managed, sponsored or advised by Mudrick Capital Management L.P. or its affiliates (“noteholders”), the Company issued $175 million of senior secured convertible notes (“Mudrick Convertible Notes”).
In August 2023, the Company entered into a promissory note (the “Note”) with Mudrick Capital Management L.P. for an aggregate principal amount of $3 million to provide additional capital to the Company. The Note had a maturity date of September 7, 2023 (the “Maturity Date”) and bears an interest rate of 15% per annum compounded daily. On September 8, 2023, the Company entered into a Refinancing Transaction of the Note.
In September 2023, the Company issued and sold to Mudrick Capital Management L.P. on behalf of certain funds, investors, entities or accounts that are managed, sponsored or advised by Mudrick Capital Management L.P. or its affiliates (the “Purchaser”), a super priority note in an aggregate amount of $15,040,685 (the “Note”). The Note accrues interest monthly beginning on October 15, 2023, at a rate of 15.00% per annum. The Note will mature on August 7, 2024, at which time the principal and accrued interest will become due, payable in cash, unless earlier redeemed or repurchased.
A member of the Company's Board of Directors, who joined the Board in the first quarter of 2024, holds an interest in Mudrick Capital Management L.P. Please refer to Note 11 — Notes Payable for additional details regarding the notes.
Recourse and Nonrecourse Promissory Note
In February 2021 Legacy Getaround entered into nonrecourse promissory note agreements with the CEO, as well as with another stockholder in order to facilitate cashless exercise of 3,345,568 options to purchase common stock. This arrangement resulted in no incremental share-based compensation expense during the period. Please refer to Note 15 — Stock-Based Compensation for additional details regarding these agreements.
Additionally, in 2015, 2018 and 2019 Legacy Getaround entered into note receivable agreements (collectively the Stockholders Notes) with the CEO and two others of the Company's founders. The Stockholders Notes have been presented as a component of stockholders' equity (deficit) as of December 31, 2023 and 2022 on the Company's consolidated balance sheet. Please refer to Note 15 — Stock-Based Compensation for additional details regarding these agreements.
To help facilitate the 2022 Business Combination, Legacy Getaround executed note repayment and share repurchase agreements with the CEO on December 8, 2022. Please refer to Note 15 — Stock-Based Compensation for additional details regarding this arrangement.
Bridge Loans
During 2022, Legacy Getaround issued a total of $38.1 million in Bridge Loans to multiple related parties, including to an immediate family member of management in full settlement of the liability from the related party advance on financing in the amount of $4.8 million. Total amount of financing via Bridge Loan provided by the immediate family member of management was $10.0 million. Furthermore, $5.0 million of Bridge Loan financing was provided by Braemar Energy, $5.0 million by Softbank Vision fund, an investor in Legacy Getaround, and $3.3 million by PF GA Investment 5, an investor in Legacy Getaround.

Braemar
In October 2022, the Company issued a $2.0 million subordinated promissory note to Braemar Energy Ventures III LP, a related party and an existing investor in the Legacy Getaround. A member of the Company's Board of Directors holds an interest in Braemar. Additionally in October 2022, the Sponsor entered into the Stock Transfer Agreement with Braemar.
In December 2022 and prior to the 2022 Business Combination, the subordinated promissory notes were extinguished in exchange for issuance of 2022 Bridge Loans. The exchange met the closing conditions for the stock transfer agreement between the Sponsor and Braemar, pursuant to which the Sponsor agreed to transfer 200,000 shares of the Company's common stock following the closing of the 2022 Business Combination.
Service Fee to Sponsor Affiliates
In connection with the 2022 Business Combination, the Company paid a service fee of $2.0 million to the Sponsor affiliates (See Note 3 — Business Combination).
Non-Redemption Agreement
In connection with the 2022 Business Combination, the Company paid $3.0 million to certain funds controlled by Magnetar Financing LLC (“Magnetar”), an investor in the Company, in connection with a non-redemption agreement. Pursuant to the non-redemption agreement, Magnetar agreed that it would, at InterPrivate II's election, not redeem an amount of shares of Class A Stock up to an aggregate of 1,550,000 shares.
Bonus Shares
Pursuant to the Merger Agreement, 2,000,000 Bonus Shares were distributed to EarlyBirdCapital (one of the underwriters in InterPrivate II's initial public offering), the then-current and former independent directors of InterPrivate II and the Sponsor.